Equity	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Equity	Equity
Preferred Stock
WillScot Mobile Mini's certificate of incorporation authorizes the issuance of 1,000,000 shares of Preferred Stock with a par value of $0.0001 per share. As of December 31, 2023 and 2022, the Company had zero shares of Preferred Stock issued and outstanding.
Common Stock
WillScot Mobile Mini's certificate of incorporation authorizes the issuance of 500,000,000 shares of Common Stock with a par value of $0.0001 per share. The Company had 189,967,135 shares of Common Stock issued and outstanding as of December 31, 2023. The outstanding shares of the Company's Common Stock are duly authorized, validly issued, fully paid and non-assessable.
In connection with stock compensation vesting and stock option exercises described in Note 16, and the warrant exercises described in Note 12, the Company issued 549,272, 3,847,905 and 6,752,647 shares of Common Stock during the years ended December 31, 2023, 2022 and 2021, respectively.
Stock Repurchase Program
In May 2023, the Board of Directors approved a reset of the share repurchase program authorizing the Company to repurchase up to $1.0 billion of its outstanding shares of Common Stock and equivalents. The stock repurchase program does not obligate the Company to purchase any particular number of shares, and the timing and exact amount of any repurchases will depend on various factors, including market pricing, business, legal, accounting, and other considerations. The Company may repurchase its shares in open market transactions or through privately negotiated transactions in accordance with federal securities laws, at the Company's discretion. The repurchase program, which has no expiration date, may be increased, suspended, or terminated at any time. The program is expected to be implemented over the course of several years and will be conducted subject to the covenants in the agreements governing indebtedness.
In August 2022, the Inflation Reduction Act of 2022 was enacted into law and imposed a nondeductible 1% excise tax on the net value of certain stock repurchases made after December 31, 2022. The Company reflected the applicable excise tax in equity as part of the cost basis of the stock repurchased and recorded a corresponding liability for the excise taxes payable in accrued expenses on the consolidated balance sheet.
During the year ended December 31, 2023, the Company repurchased 18,533,819 shares of Common Stock for $810.8 million. During the year ended December 31, 2022, the Company repurchased 19,854,424 shares of Common Stock and stock equivalents for $756.9 million. As of December 31, 2023, $498.2 million of the authorization for future repurchases of our common stock remained available.
Accumulated Other Comprehensive Loss
The changes in accumulated other comprehensive loss ("AOCI"), net of tax, for the years ended December 31, 2023, 2022 and 2021, were as follows:

(in thousands)	Foreign Currency Translation	Unrealized (gains) losses on hedging activities	Total
Balance at December 31, 2020	$(24,694)	$(12,513)	$(37,207)
Other comprehensive loss before reclassifications	(880)	(2,985)	(3,865)
Reclassifications from AOCI to income (a)	—	12,001	12,001
Balance at December 31, 2021	(25,574)	(3,497)	(29,071)
Other comprehensive loss before reclassifications	(44,548)	(1,033)	(45,581)
Reclassifications from AOCI to income (a)	—	4,530	4,530
Balance at December 31, 2022	(70,122)	—	(70,122)
Other comprehensive income before reclassifications	14,091	14,813	28,904
Reclassifications from AOCI to income (a)	—	(11,550)	(11,550)
Balance at December 31, 2023	$(56,031)	$3,263	$(52,768)
(a) For the years ended December 31, 2023, 2022 and 2021, $(11.6) million, $4.5 million and $12.0 million, respectively, was reclassified from AOCI into the consolidated statements of operations within interest expense related to the interest rate swaps discussed in Note 14. For the years ended December 31, 2023, 2022 and 2021, the Company recorded tax benefits of $2.9 million, $1.1 million and $3.0 million, respectively, associated with this reclassification.
Warrants
Warrants
2015 Private Warrants
The Company issued warrants to purchase its Common Stock in a private placement concurrently with its initial public offering (the “2015 Private Warrants”). The 2015 Private Warrants were purchased at a price of $0.50 per unit for an aggregate purchase price of $9.75 million. If held by certain original investors (or their permitted assignees), the 2015 Private Warrants could be exercised on a cashless basis and were not subject to redemption.
During the year ended December 31, 2021, 3,055,000 of the 2015 Private Warrants were repurchased for $25.5 million and cancelled, and 9,655,000 warrants were exercised on a cashless basis, resulting in the issuance of 2,939,898 shares of Common Stock. As a result of these transactions, effective May 2021, no 2015 Private Warrants were outstanding.
2018 Warrants
In connection with the acquisition of Modular Space Holdings, Inc. ("ModSpace") in 2018, the Company issued warrants to purchase approximately 10.0 million shares of its Common Stock (the "2018 Warrants") to former shareholders of ModSpace. Each 2018 Warrant entitled the holder to purchase one share of Common Stock at an exercise price of $15.50 per share, subject to potential adjustment. The 2018 Warrants expired on November 29, 2022.
During the year ended December 31, 2021, 254,373 of the 2018 Warrants were repurchased for $2.9 million and cancelled. In addition, during the year ended December 31, 2021, 5,397,695 of the 2018 Warrants were exercised on a cashless basis, resulting in the issuance of 2,835,968 shares of Common Stock.
During the year ended December 31, 2022, 33,965 of the 2018 Warrants were repurchased for $0.6 million and cancelled. In addition, during the year ended December 31, 2022, 4,011,665 of the 2018 Warrants were exercised on a cashless basis, resulting in the issuance of 2,590,940 shares of Common Stock. The remaining 32,543 of 2018 Warrants expired on November 29, 2022. Effective November 29, 2022, no 2018 Warrants were outstanding.
The Company accounted for its warrants as follows: (i) the 2015 Private Warrants as liabilities through their final repurchase or exercise in May 2021 and (ii) subsequent to June 30, 2020, the 2018 Warrants were equity classified through their expiration in November 2022.